Consolidated statement of cash flows - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income (loss)	kr 374	kr (26,104)	kr 19,112
Adjustments to reconcile net income to cash	30,617	51,710	17,638
Cash flows from (used in) Operations	30,991	25,606	36,750
Changes in operating net assets
Inventories	10,208	9,304	(7,740)
Customer finance, current and non-current	2,755	(1,708)	(1,732)
Trade receivables and contract assets	2,576	6,333	4,766
Trade payables	496	(10,037)	(1,995)
Provisions and post-employment benefits	(53)	1,308	2,339
Contract liabilities	4,598	(7,088)	5,794
Other operating assets and liabilities, net	2,237	(10,111)	(813)
Net changes in operating assets and liabilities	22,817	(11,999)	619
Interest received	1,800	1,218	344
Interest paid	(3,043)	(2,280)	(1,250)
Taxes paid	(6,304)	(5,368)	(5,600)
Cash flow from operating activities	46,261	7,177	30,863
Investing activities
Investments in property, plant and equipment	(2,340)	(3,297)	(4,477)
Sales of property, plant and equipment	116	163	249
Acquisitions of subsidiaries and other operations	(397)	(1,515)	(51,995)
Divestments of subsidiaries and other operations	86	(625)	307
Product development	(1,300)	(2,173)	(1,720)
Purchase of interest-bearing securities	(19,622)	(15,304)	(13,582)
Sale of interest-bearing securities	11,247	11,739	40,541
Other investing activities	(3,742)	2,299	(3,720)
Cash flow from investing activities	(15,952)	(8,713)	(34,397)
Financing activities
Proceeds from issuance of borrowings	3,615	19,728	10,755
Repayment of borrowings	(15,917)	(7,884)	(16,029)
Dividends paid	(9,233)	(9,104)	(8,415)
Repayment of lease liabilities	(2,492)	(2,857)	(2,593)
Other financing activities	162	1,124	352
Cash flow from financing activities	(23,865)	1,007	(15,930)
Effect of exchange rate changes on cash	2,251	(2,630)	3,763
Net change in cash and cash equivalents	8,695	(3,159)	(15,701)
Cash and cash equivalents, beginning of period	35,190	38,349	54,050
Cash and cash equivalents, end of period	kr 43,885	kr 35,190	kr 38,349